Deferred Stock-Based Compensation - Related Party (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	May 18, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	May 17, 2021	May 17, 2020	May 31, 2019	May 31, 2018
Deferred Stock-Based Compensation - Related Party (Textual)
Common stock shares issued		23,948,246	23,948,246		22,848,246	151,277
Common stock, value		$ 2,320	$ 2,320		$ 2,285	$ 15
Accrued stock-based compensation					300,995
Common stock for service			2,252,965	$ 1,996,137	1,550,995
Additional paid in capital		38,102,451	38,102,451		$ 33,798,526	$ 29,328,064			$ 2,162,408
Mark Goode [Member] | Employment Agreement [Member]
Deferred Stock-Based Compensation - Related Party (Textual)
Annual base salary	$ 96,000
Increase annual base salary maximum	$ 216,000
Deferred compensation related party, description	Pursuant to the initial terms of the employment agreement, after one year of employment by the Company as the Chief Executive Officer, the Company agreed to issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance; after two years of employment by the Company as the Chief Executive Officer, the Company agreed to issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance; and after three years of employment by the Company as the Chief Executive Officer, the Company agreed to issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance.
Common stock shares issued	500,000						250,000	500,000		750,000
Common Stock, per share	$ 2.50
Common stock, value	$ 1,250,000
Unvested [Member]
Deferred Stock-Based Compensation - Related Party (Textual)
Common stock, value		633,250	633,250
Additional value of common stock for the vesting		$ 294,452	$ 391,552